13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 09/30/2008
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2008
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 46
From 13F Information Table Value Total (USD):  89,843,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T		COM	001957109	331	11871	SH		SOLE
Abbott Labs		COM	002824100	628	10900	SH		SOLE
Altria Group		COM	718154107	426	21485	SH		SOLE
American Express		COM	025816109	5784	163249	SH		SOLE
Anheuser Busch		COM	035229103	4084	62943	SH		SOLE
Bank Of Amer		COM	060505104	768	21941	SH		SOLE
Bank Of New York		COM	064057102	239	7329	SH		SOLE
Berkshire Hathaway		COM	084670991	2481	19	SH		SOLE
Berkshire Hathaway	B	COM	084670207	14758	3358	SH		SOLE
Bp Plc Adr		COM	055622104	373	7427	SH		SOLE
Chevron		COM	166764100	295	3574	SH		SOLE
Chubb		COM	171232101	293	5340	SH		SOLE
Citigroup Inc		COM	172967101	628	30625	SH		SOLE
Coca-Cola		COM	191216100	1972	37292	SH		SOLE
Colgate Palmolive		COM	194162103	3325	44123	SH		SOLE
Comcast A		COM	200300200	350	17854	SH		SOLE
Comcast Corp A		COM	200300200	9492	481327	SH		SOLE
Diageo (Guinness)		COM	25243q205	719	10442	SH		SOLE
Disney		COM	254687106	1099	35808	SH		SOLE
Eaton Vance Risk M	anaged	COM		281	17000	SH		SOLE
Emerson Electric		COM	291011104	1024	25095	SH		SOLE
Exxon Mobil		COM	302290101	1542	19858	SH		SOLE
General Electric		COM	369604103	6511	255320	SH		SOLE
Intel		COM	458140100	2920	155899	SH		SOLE
Johnson & Johnson		COM	478160104	1530	22088	SH		SOLE
Keycorp Inc		COM	493267108	257	21496	SH		SOLE
Kraft Foods A		COM	50075N104	499	15238	SH		SOLE
Microsoft		COM	594918104	5063	189689	SH		SOLE
Nestle Sa Rep Adr		COM	641069406	522	12132	SH		SOLE
Pepsico Inc.		COM	713448108	1846	25899	SH		SOLE
Philip Morris Inte	rnational	COM		986	20500	SH		SOLE
Potlatch Corp (New	)	COM	737628107	539	11613	SH		SOLE
Procter & Gamble		COM	742718109	3260	46784	SH		SOLE
Royal Dutch Shell	A	COM		256	4332	SH		SOLE
Schering-Plough		COM	806605101	219	11842	SH		SOLE
St Joe		COM	790148100	625	16000	SH		SOLE
Sun Life Financial		COM	866796105	509	14399	SH		SOLE
Time Warner Inc		COM	887315109	4980	379852	SH		SOLE
U.S. Bancorp Del		COM	902973106	3651	101368	SH		SOLE
United Technologie	s	COM	913017109	418	6954	SH		SOLE
Ust Inc Com		COM	902911106	599	9000	SH		SOLE
Viacom Inc Cl B		COM		268	10773	SH		SOLE
Washington Post		COM	939640108	238	428	SH		SOLE
Wells Fargo & Co.		COM	949746101	595	15850	SH		SOLE
Wesco Financial		COM	950817106	814	2280	SH		SOLE
Weyerhaeuser Co		COM	962166104	1848	30500	SH		SOLE